RETIREMENT PLANS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Compensation and Retirement Disclosure [Abstract]
Components of Net Periodic Benefit Cost
The following table summarizes the components of net periodic benefit cost of our pension plans for the three-month periods ended March 31, 2015 and 2014:

	Three Months Ended
	March 31,
(Dollars in millions)	2015	2014
Service cost	$3	$2
Interest cost	16	1
Expected return on plan assets	(20)	(1)
Net periodic benefit cost	$(1)	$2

The following table summarizes the components of net periodic pension cost for the years ended December 31, 2014, 2013, and 2012:

	Year Ended December 31,
(Dollars in thousands)	2014	2013	2012
Components of net periodic pension cost:
Service cost	$5,747	$6,613	$7,082
Interest cost	3,678	3,115	2,876
Expected return on plan assets	(3,617)	(3,303)	(2,791)
Amortization of prior service cost	651	651	740
Amortization of actuarial loss	195	1,631	1,648
Curtailment	982	—	1,517
Net periodic pension cost	$7,636	$8,707	$11,072

Detail of Prior Service Cost and Net Actuarial Loss Recognized In Accumulated Other Comprehensive Income
The following table provides detail on prior service cost and net actuarial loss recognized in Accumulated other comprehensive loss at December 31, 2014 and 2013:

(Dollars in thousands)	2014	2013
Amounts recognized in Accumulated other comprehensive loss:
Prior service cost	$756	$1,923
Net actuarial loss	26,361	9,512

Reconciliation of Plans' Benefit Obligation, Plan Assets and Funded Status
The following table sets forth a reconciliation of the plans’ benefit obligation, plan assets and funded status at December 31, 2014 and 2013:

	Year Ended December 31,
(Dollars in thousands)	2014	2013
Change in Projected Benefit Obligation:
Benefit obligation at beginning of period	$78,701	$81,944
Service cost	5,747	6,613
Interest cost	3,678	3,115
Actuarial loss (gain)	17,493	(10,472)
Benefits paid	(2,922)	(2,499)
Curtailment	465	—
Benefit obligation on December 31	$103,162	$78,701
Change in Plan Assets:
Plan assets at fair value, beginning of fiscal year	$53,470	$51,528
Actual net return on plan assets	4,065	4,052
Employer contributions	7,965	389
Benefits paid	(2,922)	(2,499)
Plan assets at fair value on December 31	$62,578	$53,470
Unfunded projected benefit obligation recognized in other liabilities on the consolidated balance sheets	$(40,584)	$(25,231)

Summary of Expected Future Pension Benefit Payments	The following table summarizes expected future pension benefit payments:

(Dollars in thousands)
2015	$2,607
2016	2,887
2017	3,196
2018	3,589
2019	4,048
2020-2024	28,277

Actuarial Assumptions Used In Defined Benefit Pension Plans
The actuarial assumptions used in the defined benefit pension plans were as follows:

	2014	2013	2012
Weighted average assumptions used to determine benefit obligations as of December 31:
Discount rate	3.83%	4.75%	3.80%
Rate of compensation increase	N/A	N/A	N/A
Weighted average assumptions used to determine net periodic pension cost for the fiscal year:
Discount rate	4.75%	3.84%	4.30%
Rate of compensation increase	N/A	N/A	N/A
Expected long-term return on plan assets	6.50%	6.50%	6.50%

Schedule of Pension Plan's Asset Allocation
The following table provides the pension plans’ asset allocation on December 31, 2014 and 2013:

	Allocation of Plan Assets
	2014	Allocation on	2013	Allocation on
	Targeted Allocation	December 31, 2014	Targeted Allocation	December 31, 2013
Other securities:	55-60%		60%
Fixed income funds		44%		48%
Other funds		11%		10%
Equity securities:	40-45%		40%
Domestic equity funds - large cap		27%		24%
Domestic equity funds - small cap		12%		12%
International equity funds		6%		6%

Schedule of Pension Plans Assets at Fair Value
The following table sets forth by level, within the fair value hierarchy, the pension plans’ assets at fair value as of December 31, 2014 and 2013.

(Dollars in thousands)	Total	Level 1	Level 2	Level 3
December 31, 2014
Fixed income funds	$27,810	$27,810	$—	$—
Domestic equity funds - large cap	16,814	16,814	—	—
Domestic equity funds - small cap	7,569	7,569	—	—
International equity funds	3,534	3,534	—	—
Other funds	6,851	6,851	—	—
Total assets at fair value	$62,578	$62,578	$—	$—
December 31, 2013
Fixed income funds	$25,764	$25,764	$—	$—
Domestic equity funds - large cap	13,086	13,086	—	—
Domestic equity funds - small cap	6,214	6,214	—	—
International equity funds	3,167	3,167	—	—
Other funds	5,239	5,239	—	—
Total assets at fair value	$53,470	$53,470	$—	$—
Fair value is determined based on the net asset value of units held by the plan at period end.